1933 Act File No. 33-3164
                                                   1940 Act File No. 811-4577

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       ------

     Pre-Effective Amendment No.        ...............................

     Post-Effective Amendment No.   32   ..............................  X
                                  -------                              ------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X

     Amendment No.   25   .............................................  X
                   -------                                             ------

                        FEDERATED INCOME SECURITIES TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                               1001 Liberty Avenue

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on AUGUST 31, 1999__ pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph
    (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:            Matthew G. Maloney, Esquire
                      Dickstein Shapiro Morin & Oshinsky LLP

                      2101 L Street, N.W.
                      Washington, D.C.  20037

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

AUGUST 31, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  10

How to Purchase Shares  10

How to Redeem Shares  11

Account and Share Information  13

Who Manages the Fund?  14

Financial Information  15



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Shares as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 25.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: (2.12%), 20.26%, 3.34%, 8.64% and 7.83%
respectively.



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was (1.79%).

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.69% (quarter ended June 30, 1995). Its lowest quarterly return was (2.22%) (quarter ended March 31, 1996).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Total Index (LBGCTI), a broad-based market index and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA), an average of funds with similar investment objectives. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD          FUND    LBGCTI   LIIGDFA
1 Year                   7.83%   6.92%    7.27%
5 Years                  7.34%   7.30%    6.37%
Start of Performance 1   7.34%   8.42%    6.37%


1 The Fund's Institutional Shares' start of performance date was December 20, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets ( as a percentage of average net assets)

Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.23%
Total Annual Fund
Operating Expenses                                                                   0.98%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended April 30, 1999.

Total Waiver of Fund's
Institutional Shares

Expenses                                                                             0.43%

Total Annual Institutional
Shares Operating Expenses

(after waivers)                                                                      0.55%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.32% for the year ended April 30, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended April 30, 1999.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares' operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     $  100
3 Years    $  312
5 Years    $  542
10 Years   $1,201

What are the Fund's Investment Strategies?



The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

Within the Fund's three to seven year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

* current and expected U.S. growth;

* current and expected interest rates and inflation;



* the Federal Reserve Board's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk, (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment, (in the case of asset backed and mortgage backed securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U. S. government securities to compensate for credit risk. Similarly, asset and mortgage-backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity. Shares are also made available to public and private organizations or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

JOSEPH M. BALESTRINO

Joseph M. Balestrino has been the Fund's portfolio manager since
January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

JOHN T. GENTRY

John T. Gentry has been the Fund's portfolio manager since August 1997.
Mr. Gentry joined Federated in 1995 as an Investment Analyst and has been a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser since 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

SUSAN M. NASON

Susan M. Nason has been the Fund's portfolio manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED APRIL 30                                       1999         1998         1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD                    $10.17       $ 9.79       $ 9.77      $ 9.55      $ 9.53
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                     0.60         0.63         0.63        0.66        0.66
Net realized and unrealized gain (loss)
on investments.                                          (0.10)        0.38         0.03        0.22        0.02
TOTAL FROM INVESTMENT OPERATIONS                          0.50         1.01         0.66        0.88        0.68
LESS DISTRIBUTIONS:

Distributions from net investment income                 (0.60)       (0.63)       (0.63)      (0.66)      (0.66)
Distributions from net realized gain on investments       0.00 1          -        (0.01)          -           -
TOTAL DISTRIBUTIONS                                      (0.60)       (0.63)       (0.64)      (0.66)      (0.66)
NET ASSET VALUE, END OF PERIOD                          $10.07       $10.17       $ 9.79      $ 9.77      $ 9.55
TOTAL RETURN 2                                            5.03%       10.58%        7.00%       9.13%       7.53%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                                0.98%        1.02%        1.12%       1.40%       1.70%
Net investment income 3                                   5.44%        5.83%        5.91%       5.67%       5.90%
Expenses (after waivers)                                  0.55%        0.55%        0.55%       0.55%       0.48%
Net investment income (after waivers)                     5.87%        6.30%        6.48%       6.52%       7.12%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)               $219,824     $176,712     $121,307     $87,493     $32,508
Portfolio turnover                                          41%          44%          55%         66%         88%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 1999, which can be obtained free of charge.

[Graphic]
Federated

World-Class Investment Manager

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES


AUGUST 31, 1999

A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No.811-4577

Cusip 31420C407

3090804A-IS (8/99)

[Graphic]

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

AUGUST 31, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  10

How is the Fund Sold?  10

How to Purchase Shares  10

How to Redeem Shares  12

Account and Share Information  14

Who Manages the Fund?  14

Financial Information  16



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: (2.36%), 19.96%, 3.09%, 8.37% and 7.56%
respectively.



The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was (1.91%).

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 6.62% (quarter ended June 30, 1995). Its lowest quarterly return was (2.28%) (quarter ended March 31, 1996).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Total Index (LBGCTI), a broad-based market index and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA), an average of funds with similar investment objectives. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD          FUND    LBGCTI   LIIGDFA
1 Year                   7.56%   6.92%    7.27%
5 Years                  7.08%   7.30%    6.37%
Start of Performance 1   7.07%   8.42%    6.37%


1 The Fund's Institutional Service Shares' start of performance date was December 20, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None
ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee 4                                                           0.25%
Other Expenses                                                                       0.23%
Total Annual Fund
Operating Expenses                                                                   1.23%

1 Although not contractually obligated to do so, the Adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended April 30, 1999.

Total Waiver of Fund's
Institutional Service

Shares Expenses                                                                      0.43%

Total Annual Institutional
Service Shares Operating

Expenses (after waivers)                                                             0.80%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.32% for the year ended April 30, 1999.

3 The distribution fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution fee paid by the Fund's
Institutional Service Shares (after the voluntary reduction) was 0.16% for the year ended April 30, 1999.

4 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.09% for the year ended April 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     $  125
3 Years    $  390
5 Years    $  676
10 Years   $1,489

What are the Fund's Investment Strategies?



The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

Within the Fund's three to seven year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the Federal Reserve Board's monetary policy; and

* changes in the supply of or demand for U.S. government securities.



In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk, (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment, (in the case of asset backed and mortgage backed securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U. S. government securities to compensate for credit risk. Similarly, asset and mortgage-backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.



There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

JOSEPH M. BALESTRINO

Joseph M. Balestrino has been the Fund's portfolio manager since
January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

JOHN T. GENTRY

John T. Gentry has been the Fund's portfolio manager since August 1997.
Mr. Gentry joined Federated in 1995 as an Investment Analyst and has been a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser since 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

SUSAN M. NASON

Susan M. Nason has been the Fund's portfolio manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED APRIL 30              1999       1998       1997       1996       1995
NET ASSET VALUE, BEGINNING

OF PERIOD                      $10.17     $ 9.79     $ 9.76     $ 9.55     $ 9.53
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.58       0.61       0.61       0.63       0.64
Net realized and
unrealized gain (loss) on
investments                     (0.10)      0.38       0.04       0.21       0.02
TOTAL FROM INVESTMENT

OPERATIONS                       0.48       0.99       0.65       0.84       0.66
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.58)     (0.61)     (0.61)     (0.63)     (0.64)
Distributions from net
realized gain on
investments                      0.00 1        -      (0.01)         -          -
TOTAL DISTRIBUTIONS             (0.58)     (0.61)     (0.62)     (0.63)     (0.64)
NET ASSET VALUE, END OF

PERIOD                         $10.07     $10.17     $ 9.79     $ 9.76     $ 9.55
TOTAL RETURN 2                   4.77%     10.31%      6.73%      8.86%      7.27%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       1.23%      1.27%      1.37%      1.65%      1.94%
Net investment income 3          5.21%      5.56%      5.64%      5.46%      5.63%
Expenses (after waivers)         0.80%      0.80%      0.80%      0.80%      0.72%
Net investment income
(after waivers)                  5.64%      6.03%      6.21%      6.31%      6.85%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $13,204     $4,522       $790       $508       $276
Portfolio turnover                 41%        44%        55%        66%        88%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 1999, which can be obtained free of charge.

[Graphic]
Federated

World-Class Investment Manager

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES


AUGUST 31, 1999

A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Cusip 31420C506

3090804A-SS (8/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES
NSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Intermediate Income Fund
(Fund), dated August 31, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

AUGUST 31, 1999

[Graphic]
Federated

World-Class Investment Manager
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

3090804B (8/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1
Securities in Which the Fund Invests  1
What Do Shares Cost?  9
How is the Fund Sold?  9
Subaccounting Services  9
Redemption in Kind  9
Massachusetts Partnership Law  10
Account and Share Information  10
Tax Information  10
Who Manages and Provides Services to the Fund?  11
How Does the Fund Measure Performance?  14
Who is Federated Investors, Inc.?  15
Financial Information  16
Investment Ratings  16
Addresses  19


How is the Fund Organized?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Intermediate Income Fund to Federated Intermediate Income Fund on February 26, 1996.



The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

SURPLUS NOTES

Surplus notes are subordinated debt instruments issued by mutual and stock insurance companies. Mutual insurance companies generally issue surplus notes to raise capital. Stock insurance companies primarily issue surplus notes in transactions with affiliates. Surplus notes are treated by insurers as equity capital, or "surplus" for regulatory reporting purposes. Surplus notes typically are subordinated to any other debt.

CAPITAL SECURITIES

Capital securities are subordinated securities, generally with a 30-50 year maturity and a 5-10 year call protection. Dividend payments generally can be deferred by the issuer for up to 5 years. These securities generally are unsecured and subordinated to all senior debt securities of the issuer, therefore, principal and interest payments on capital securities are subject to a greater risk of default than senior debt securities.

STEP UP PERPETUAL SUBORDINATED SECURITIES

Step up perpetual subordinated securities ("step ups") generally are structured as perpetual preferred securities (with no stated maturity) with a 10-year call option. If the issue is not called, however, the coupon increases or "steps up," generally 150 to 250 basis points depending on the issue and its country of jurisdiction. The step up interest rate acts as a punitive rate which would typically compel the issuer to call the security. Thus, these securities generally are priced as 10-year securities.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

CONVERTIBLE SECURITIES

Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to exchange for equity securities of the issuer at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its securities.

Convertible preferred stock and convertible bonds pay or accrue interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a convertible bond must repay the principal amount of the bond, normally within a specified time. Convertible preferred stock and convertible bonds provide more income than equity securities.

The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell foreign currency forward contracts and foreign currency futures contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy call options on foreign currency futures contracts and on foreign currencies in anticipation of an increase in the value of the underlying asset;

* Buy put options on foreign currency futures contracts and on foreign currencies in anticipation of a decrease in the value of the underlying asset; and

* Buy or write options to close out existing options positions.

The Fund may also write call options on foreign currencies to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE



In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LIQUIDITY RISKS



* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.


* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH COMPLEX CMOS

* CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

CURRENCY RISKS

* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits and certain restricted securities not determined to be liquid under criteria established by the Trustees.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the underlying securities are held in a Fund's portfolio, or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not write call options in excess of 25% of the value of its net assets.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund has not borrowed money or invested in reverse repurchase agreements during the last fiscal year and has no present intent to do so in the coming fiscal year.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of August 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Central Carolina Bank & Trust, Paradigm Accounts, Durham, NC owned 7,545,584 shares (23.98%); Stockyards Bank & Trust, Louisville, KY owned 2,321,190 shares (7.38%); Charles Schwab & Co. Inc., San Francisco, CA owned 2,236,155 shares (7.11%).

As of August 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Comerica Bank, Detroit, MI owned 155,532 shares (9.03%); Hudson United Bank, Darien, CT owned 134,733 shares (7.83%); Merchants National Bank, Aurora, IL owned 130,757 shares (7.60%); and FNB Nominee Co., Indiana,

PA owned 98,155 shares (5.70%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of August 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


NAME                                                                                                          TOTAL
BIRTH DATE                                                                                     AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
POSITION WITH TRUST                      FOR PAST FIVE YEARS                                   FROM TRUST     AND FUND COMPLEX
JOHN F. DONAHUE*+                        Chief Executive Officer                                         $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                                           54 other investment
Federated Investors Tower                the Federated Fund                                                   companies in the
1001 Liberty Avenue                      Complex; Chairman and                                                Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling, and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the
Birth Date: February 3, 1934             Complex; Director, Member of Executive                               Trust and 54 other
15 Old Timber Trail                      Committee, Children's Hospital of Pittsburgh;                        investment companies
Pittsburgh, PA                           Director, Robroy Industries, Inc. (coated steel                      in the Fund Complex
TRUSTEE                                  conduits/computer storage equipment);
                                         formerly: Senior Partner, Ernst & Young LLP;
                                         Director, MED 3000 Group, Inc. (physician
                                         practice managment).; Director, Member of
                                         Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the Federated Fund                 $1414.81   $125,264.48 for the
Birth Date: June 23, 1937                Complex; President, Investment Properties                            Trust and 54 other
Wood/Commercial Dept.                    Corporation; Senior Vice President,                                  investment companies
John R. Wood Associates, Inc. Realtors   John R. Wood and Associates, Inc., Realtors;                         in the Fund Complex
3255 Tamiami Trail North                 Partner or Trustee in private real estate ventures
Naples, FL                               in Southwest Florida; formerly: President,
TRUSTEE                                  Naples Property Management, Inc. and

                                         Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of the Federated Fund                  $329.67   $47,958.02 for the
Birth Date: September 3, 1939            Complex; formerly: Partner, Andersen                                 Trust and 39 other
175 Woodshire Drive                      Worldwide SC.                                                        investment companies
Pittsburgh, PA                                                                                                in the Fund Complex
TRUSTEE

JOHN F. CUNNINGHAM++                     Director or Trustee of some of the Federated                    $0   $0 for the Trust and
Birth Date: March 5, 1943                Fund Complex; Chairman, President and Chief                          43 other investment
353 El Brillo Way                        Executive Officer, Cunningham & Co., Inc.                            companies in the
Palm Beach, FL                           (strategic business consulting); Trustee                             Fund Complex
TRUSTEE                                  Associate, Boston College; Director, EMC
                                         Corporation (computer storage systems);
                                         formerly: Director, Redgate Communications.
                                         Previous Positions: Chairman of the Board and
                                         Chief Executive Officer, Computer Consoles,
                                         Inc.; President and Chief Operating Officer,
                                         Wang Laboratories; Director, First National
                                         Bank of Boston; Director, Apollo Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the
Birth Date: October 11, 1932             Complex; Professor of Medicine, University of                        Trust and 54 other
3471 Fifth Avenue                        Pittsburgh; Medical Director, University of                          investment companies
Suite 1111                               Pittsburgh Medical Center - Downtown;                                in the Fund Complex
Pittsburgh, PA                           Hematologist, Oncologist, and Internist,
TRUSTEE                                  University of Pittsburgh Medical Center;

                                         Member, National Board of Trustees, Leukemia
                                         Society of America.

PETER E. MADDEN                          Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the
Birth Date: March 16, 1942               Complex; formerly: Representative,                                   Trust and 54 other
One Royal Palm Way                       Commonwealth of Massachusetts General                                investment companies
100 Royal Palm Way                       Court; President, State Street Bank and Trust                        in the Fund Complex
Palm Beach, FL                           Company and State Street Corporation.
TRUSTEE                                  Previous Positions: Director, VISA USA and

                                         VISA International; Chairman and
                                         Director, Massachusetts Bankers
                                         Association; Director, Depository Trust
                                         Corporation; Director, The Boston Stock
                                         Exchange.


NAME                                                                                                          TOTAL
BIRTH DATE                                                                                     AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
POSITION WITH TRUST                      FOR PAST FIVE YEARS                                   FROM TRUST     AND FUND COMPLEX
JOHN E. MURRAY, JR., J.D., S.J.D.        Director or Trustee of                                    $1286.01   $113,860.22 for the
Birth Date: December 20, 1932            the Federated Fund                                                   Trust and 54 other
President, Duquesne University           Complex; President, Law                                              investment companies
Pittsburgh, PA                           Professor, Duquesne                                                  in the Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations,
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the
Birth Date: June 21, 1935                Complex; Public Relations/Marketing/                                 Trust and 54 other
4905 Bayard Street                       Conference Planning.                                                 investment companies
Pittsburgh, PA                           Previous Positions: National Spokesperson,                           in the Fund Complex
TRUSTEE                                  Aluminum Company of America; television
                                         producer, business owner.

GLEN R. JOHNSON                          Trustee, Federated Investors, Inc.; staff member,               $0   $0 for the Trust and
Birth Date: May 2, 1929                  Federated Securities Corp.                                           8 other investment
Federated Investors Tower                                                                                     companies in the
1001 Liberty Avenue                                                                                           Fund Complex
Pittsburgh, PA

PRESIDENT

J. CHRISTOPHER DONAHUE+                  President or Executive Vice President of the                    $0   $0 for the Trust and
Birth Date: April 11, 1949               Federated Fund Complex; Director or Trustee of                       22 other investment
Federated Investors Tower                some of the Funds in the Federated Fund                              companies in the
1001 Liberty Avenue                      Complex; President and Director, Federated                           Fund Complex
Pittsburgh, PA                           Investors, Inc.; President and Trustee, Federated
EXECUTIVE VICE PRESIDENT                 Investment Management Company; President
                                         and Director, Federated Investment Counseling
                                         and Federated Global Investment Management
                                         Corp.; President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated

                                         Services Company.

EDWARD C. GONZALES                       Trustee or Director of some of the Funds in the                 $0   $0 for the Trust and
Birth Date: October 22, 1930             Federated Fund Complex; President, Executive                         1 other investment
Federated Investors Tower                Vice President and Treasurer of some of the                          company in the
1001 Liberty Avenue                      Funds in the Federated Fund Complex; Vice                            Fund Complex
Pittsburgh, PA                           Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE PRESIDENT                 President, Federated Investment Management
                                         Company and Federated Investment
                                         Counseling, Federated Global Investment
                                         Management Corp. and Passport Research,
                                         Ltd.; Executive Vice President and Director,
                                         Federated Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President and Secretary of the                   $0   $0 for the  Trust and
Birth Date: October 26, 1938             Federated Fund Complex; Executive Vice                               54 other investment
Federated Investors Tower                President, Secretary, and Director, Federated                        companies in the
1001 Liberty Avenue                      Investors, Inc.; Trustee, Federated Investment                       Fund Complex
Pittsburgh, PA                           Management Company; Director, Federated
EXECUTIVE                                VICE PRESIDENT AND SECRETARY Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Director,
                                         Federated Services Company; Director,
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated Fund Complex; Vice                   $0   $0 for the Trust and
Birth Date: June 17, 1954                President - Funds Financial Services Division,                       54 other investment
Federated Investors Tower                Federated Investors, Inc.; formerly: various                         companies in the
1001 Liberty Avenue                      management positions within Funds Financial                          Fund Complex
Pittsburgh, PA                           Services Division of Federated Investors, Inc.

TREASURER

RICHARD B. FISHER                        President or Vice President of some of the                      $0   $0 for the Trust and
Birth Date: May 17, 1923                 Funds in the Federated Fund Complex; Director                        6 other investment
Federated Investors Tower                or Trustee of some of the Funds in the                               companies in the
1001 Liberty Avenue                      Federated Fund Complex; Executive Vice                               Fund Complex
Pittsburgh, PA                           President, Federated Investors, Inc.; Chairman

VICE PRESIDENT                           and Director, Federated Securities Corp.

WILLIAM D. DAWSON, III                   Chief Investment Officer of this Fund and                       $0   $0 for the Trust and
Birth Date: March 3, 1949                various other Funds in the Federated Fund                            41 other investment
Federated Investors Tower                Complex; Executive Vice President, Federated                         companies in the
1001 Liberty Avenue                      Investment Counseling, Federated Global                              Fund Complex
Pittsburgh, PA                           Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER                 Investment Management Company and
                                         Passport Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.


NAME                                                                                                          TOTAL
BIRTH DATE                                                                                     AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
POSITION WITH TRUST                      FOR PAST FIVE YEARS                                   FROM TRUST     AND FUND COMPLEX
JOSEPH M. BALESTRINO                     Joseph M. Balestrino has                                        $0   $0 for the Trust and
Birth Date: November 3, 1954             been the Fund's portfolio                                            3 other investment
Federated Investors Tower                manager since                                                        companies in the
1001 Liberty Avenue                      January 1994. He is Vice                                             Fund Complex
Pittsburgh, PA                           President of the Trust.
VICE PRESIDENT                           Mr. Balestrino joined

                                         Federated in 1986 and has
                                         been a Senior Portfolio
                                         Manager and Senior Vice
                                         President of the Fund's
                                         Adviser since 1998. He was
                                         a Portfolio Manager and a
                                         Vice President of the
                                         Fund's Adviser from 1995 to
                                         1998. Mr. Balestrino
                                         served as a Portfolio
                                         Manager and an Assistant
                                         Vice President of the
                                         Adviser from 1993 to 1995.
                                         Mr. Balestrino is a
                                         Chartered Financial
                                         Analyst and received his
                                         Master's Degree in Urban
                                         and Regional Planning from
                                         the University of
                                         Pittsburgh.

RANDALL S. BAUER                         Randall S. Bauer has been the Fund's portfolio                  $0   $0 for the Trust and
Birth Date: November 16, 1957            manager since October 1995. He is Vice                               one other investment
Federated Investors Tower                President of the Trust. Mr. Bauer joined                             company in the
1001 Liberty Avenue                      Federated in 1989 and has been a Portfolio                           Fund Complex
Pittsburgh, PA                           Manager and a Vice President of the Fund's
VICE PRESIDENT                           Adviser since 1994. Mr. Bauer is a Chartered
                                         Financial Analyst and received his M.B.A. in
                                         Finance from Pennsylvania State University.




+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

++ Mr. Cunningham became a member of the Board of Trustees on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

The independent auditor of the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED APRIL 30,  1999         1998       1997
Advisory Fee Earned            $1,017,158   $736,045   $539,952
Advisory Fee Reduction            361,410    319,611    344,689
Brokerage Commissions                   0          0          0
Administrative Fee                154,999    155,001    155,001

12B-1 FEE

Institutional Service Shares       14,140          -          -
SHAREHOLDER SERVICES FEE

Institutional Shares                    0          -          -
Institutional Service Shares        7,954          -          -

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and Start of Performance periods ended April 30, 1999.

Yield given for the 30-Day period ended April 30, 1999.


                                                     START OF

                        30-DAY                       PERFORMANCE ON

SHARE CLASS             PERIOD    1 YEAR   5 YEARS   DECEMBER 20, 1993
INSTITUTIONAL SHARES:

Total Return            NA        5.03%    7.84%     6.79%
Yield                   5.79%     NA       NA        NA


                                                     START OF

                        30-DAY                       PERFORMANCE ON
                        PERIOD    1 YEAR   5 YEARS   DECEMBER 20, 1993


INSTITUTIONAL
SERVICE SHARES:

Total Return            NA        4.77%    7.57%     6.53%
Yield                   5.54%     NA       NA        NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "short-term investment grade debt funds" category in advertising and sales literature.



MERRILL LYNCH TOTAL RETURN INVESTMENT GRADE CORPORATE INDEX (SHORT-TERM 1-2.99 YEARS)



Merrill Lynch Total Return Investment Grade Corporate Index (Short-Term 1- 2.99 Years) is comprised of over 400 issues of investment grade corporate debt securities with remaining maturities from 1 to 2.99 years.


MORNINGSTAR, INC.,



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX



Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc. the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information



The Financial Statements for the Fund for the fiscal year ended April 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Intermediate Income Fund dated April 30, 1999.



Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED INTERMEDIATE INCOME FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Federated Short-Term Income Fund



A Portfolio of Federated Income Securities Trust



INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short and medium-term high grade debt securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

AUGUST 31, 1999

CONTENTS



Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities
in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7
What Do Shares Cost?  9

How is the Fund Sold?  9
How to Purchase Shares  9
How to Redeem Shares  10

Account and Share Information  12
Who Manages the Fund?  12
Financial Information  13



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.



Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity and duration to approximately 1.5 years (and, in any event, to not more than three years). Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-3.00%" and increasing in increments of 3.00% up to 15.00%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 9.40%, 1.98%, 13.86%, 6.13%, 5.48%, (0.53%), 10.89%, 5.41%, 6.41% and
5.73%.respectively.



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 1.66%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.04% (quarter ended March 31, 1991). Its lowest quarterly return was (1.27%) (quarter ended December 31, 1990).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to Merrill Lynch Total Return Investment Grade Corporate Index (MLTRIGCI), a broad-based market index and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD   FUND    MLTRIGCI   LSIGDFA
1 Year            5.73%   7.20%      5.77%
5 Years           5.52%   6.54%      5.39%
10 Years          6.40%   8.10%      7.03%



Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                      None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                                                             None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                         None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                None
Exchange Fee                                                            None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets ( as a percentage of average net assets)

Management Fee 2                                                        0.40%
Distribution (12b-1) Fee                                                None
Shareholder Services Fee 3                                              0.25%
Other Expenses                                                          0.19%
Total Annual Fund
Operating Expenses                                                      0.84%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended April 30, 1999.

 Total Waiver of Fund's
 Institutional Shares

 Expenses                                                               0.28%
 Total Annual Institutional
 Shares Operating Expenses
 (after waivers)                                                        0.56%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the
Fund's Institutional Shares (after the voluntary waiver) was 0.37% for the year ended April 30, 1999. 3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended April 30, 1999.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares' operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $    86
3 Years  $   268
5 Years  $   466
10 Years $ 1,037

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.



The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.



The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.



The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.



In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar weighted average maturity and duration to approximately 1.5 years and, in any event, to no greater than three years.

The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the U.S. Federal Reserve Board's monetary policy; and



* changes in the supply of or demand for U.S. government securities.



There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. As issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. As with CMOs, the cash flows of asset backed securities may be highly structured.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS



* Prices of fixed income securities rise and fall in response to changes in the interest rate paid on newly issued similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting this risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may increase their yield and/or reduce their price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting such risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary capacity. Shares are also made available to public and private organizations or individuals, directly or through investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK



Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:



Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:

RANDALL S. BAUER

Randall S. Bauer has been the Fund's portfolio manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

ROBERT E. CAULEY

Robert E. Cauley has been the Fund's portfolio manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED APRIL 30               1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING

OF PERIOD                       $ 8.74       $ 8.68       $ 8.68       $ 8.61       $ 8.85
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income             0.52         0.52         0.54         0.57         0.54
Net realized and
unrealized gain (loss)
on investments                   (0.07)        0.06         0.01         0.07        (0.24)
TOTAL FROM INVESTMENT

OPERATIONS                        0.45         0.58         0.55         0.64         0.30
LESS DISTRIBUTIONS:
Distributions from net
investment income                (0.52)       (0.52)       (0.54)       (0.57)       (0.54)
Distributions in excess of
net investment income 1              -            -        (0.01)          -            -
TOTAL DISTRIBUTIONS              (0.52)       (0.52)       (0.55)       (0.57)       (0.54)
NET ASSET VALUE, END OF

PERIOD                          $ 8.67       $ 8.74       $ 8.68       $ 8.68       $ 8.61
TOTAL RETURN 2                    5.25%        6.88%        6.53%        7.51%        3.55%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                        0.84%        0.84%        0.84%        0.85%        0.59%
Net investment income 3           5.60%        5.68%        5.93%        6.14%        6.19%
Expenses (after waivers)          0.56%        0.56%        0.56%        0.56%        0.56%
Net investment income
(after waivers)                   5.88%        5.96%        6.21%        6.43%        6.22%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $188,773     $197,610     $214,438     $216,675     $219,649
Portfolio turnover                  54%          49%          55%          77%          38%


1 Distributions in excess of net investment income for the year ended April 30, 1997 was the result of certain book and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 1999, which can be obtained free of charge.

 [Graphic]

 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Short-Term Income Fund



A Portfolio of Federated Income Securities Trust



INSTITUTIONAL SHARES



AUGUST 31, 1999

A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Cusip 31420C209

1111903A-IS (8/99)

[Graphic]

PROSPECTUS

Federated Short-Term Income Fund



A Portfolio of Federated Income Securities Trust



INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short and medium-term high grade debt securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

AUGUST 31, 1999

CONTENTS



Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities
in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7
What Do Shares Cost?  9

How is the Fund Sold?  9
How to Purchase Shares  9
How to Redeem Shares  10

Account and Share Information  12
Who Manages the Fund?  12
Financial Information  13



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.



Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity and duration to approximately 1.5 years (and, in any event, to not more than three years). Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-3.00%" and increasing in increments of 3.00% up to 12.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998. The percentages noted are: 5.22%, -0.78%, 10.61%, 5.15%, 6.14% and
5.47% respectively.



The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 1.54%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.77% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70%) (quarter ended June 30, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Total Return Investment Grade Corporate Index (MLTRIGCI), a broad-based market index and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD          FUND       MLTRIGCI   LSIGDFA
1 Year                   5.47%   7.20%      5.77%
5 Years                  5.26%   6.54%      5.39%
Start of Performance 1   5.40%   8.10%      7.03%



1 The Fund's Institutional Service Shares start of performance date was January 24, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                                                                          None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee 4                                                           0.25%
Other Expenses                                                                       0.19%
Total Annual Fund
Operating Expenses                                                                   1.09%
1 Although not contractually obligated to do so, the Adviser, Distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended April 30, 1999.
 Total Waiver of Fund's
Institutional Service

Shares Expenses                                                                      0.28%
 Total Annual Institutional

Service Shares Operating

Expenses (after waivers)                                                             0.81%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the
Fund's Institutional Service Shares (after the voluntary waiver) was 0.37% for the year ended April 30, 1999.
3 The distribution fee has
been voluntarily reduced.
This voluntary reduction
can be terminated at any
time. The distribution fee
paid by the Fund's
Institutional Service
Shares (after the
voluntary reduction) was
0.01% for the year ended
April 30, 1999.
4 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the
Fund's Institutional Service Shares (after the voluntary reduction) was 0.24% for the year ended April 30, 1999.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $   111
3 Years  $   347
5 Years  $   601
10 Years $ 1,329

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.



The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.



In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar weighted average maturity and duration to approximately 1.5 years and, in any event, to no greater than three years.

The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the U.S. Federal Reserve Board's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. As issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. As with CMOs, the cash flows of asset backed securities may be highly structured.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid on newly-issued similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting this risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may increase their yield and/or reduce their price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting such risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.



You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

* A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:

RANDALL S. BAUER

Randall S. Bauer has been the Fund's portfolio manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

ROBERT E. CAULEY

Robert E. Cauley has been the Fund's portfolio manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED APRIL 30              1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING

OF PERIOD                      $ 8.74      $ 8.68      $ 8.68      $ 8.61      $ 8.85
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.50        0.50        0.53        0.54        0.52
Net realized and
unrealized gain (loss) on
investments                     (0.07)       0.06           -        0.07       (0.24)
TOTAL FROM INVESTMENT

OPERATIONS                       0.43        0.56        0.53        0.61        0.28
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.50)      (0.50)      (0.53)      (0.54)      (0.52)
NET ASSET VALUE, END OF

PERIOD                         $ 8.67      $ 8.74      $ 8.68      $ 8.68      $ 8.61
TOTAL RETURN 1                   4.99%       6.61%       6.27%       7.25%       3.29%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                       1.09%       1.09%       1.09%       1.10%       1.08%
Net investment income 2          5.35%       5.45%       5.68%       5.88%       5.63%
Expenses (after waivers)         0.81%       0.81%       0.81%       0.81%       0.81%
Net investment income
(after waivers)                  5.63%       5.73%       5.96%       6.17%       5.90%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $24,783     $14,783     $17,586     $16,346     $17,091
Portfolio turnover                 54%         49%         55%         77%         38%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratio would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 1999, which can be obtained free of charge.

[Graphic]
Federated

World-Class Investment Manager

PROSPECTUS

Federated Short-Term Income Fund



A Portfolio of Federated

Income Securities Trust



INSTITUTIONAL SERVICE SHARES



AUGUST 31, 1999

A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]
Federated

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Cusip 31420C308

1111903A-SS (8/99)


[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Short-Term Income Fund



A Portfolio of Federated Income Securities Trust



INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Short-Term Income Fund
(Fund), dated August 31, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

AUGUST 31, 1999

[Graphic]
Federated

World-Class Investment Manager
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

1111903B (8/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  7

How is the Fund Sold?  8

Subaccounting Services  8

Redemption in Kind  8

Massachusetts Partnership Law  9

Account and Share Information  9

Tax Information  9

Who Manages and Provides Services to the Fund?  10

How Does the Fund Measure Performance?  13

Who is Federated Investors, Inc.?  14

Financial Information  15

Investment Ratings  15

Addresses  18



How is the Fund Organized?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.



The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, Bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs, and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and Banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net bases so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Caps and Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing y the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LIQUIDITY RISKS



* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.



* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.



* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



RISKS ASSOCIATED WITH COMPLEX CMOS

* CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

* Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek to provide current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.



The Fund will invest primarily in a diversified portfolio of short and medium-term high grade debt securities.

The Fund will limit its purchase of securities on a when issued or delayed delivery basis to no more than 20% of the value of its total assets.

INVESTMENT LIMITATIONS

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if as a result of such purchase 25% or more of the value of its total assets would be invested in any one industry.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities or commodity contracts, including futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate including limited partnership interests in real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

BUYING ON MARGIN

The Fund will not purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

SELLING SHORT

The Fund will not sell securities short unless: during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings, other than reverse repurchase agreements, are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

INVESTING IN MINERALS

The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, that have been in operation for less than three years.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND
TRUSTEES OF THE TRUST

The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser owning individually more than -1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

DIVERSIFICATION OF INVESTMENTS

The Fund will not purchase the securities of any issuer (other than the U.S. government, its agencies, or instrumentalities or instruments secured by the securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its assets would be invested in the securities of such issuer with respect to 75% of its total assets, or acquire more than 10% of any class of voting securities of any issuer. For these purposes the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

ACQUIRING SECURITIES

The Fund will not purchase securities of a company for the purpose of exercising control or management.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits and certain restricted securities not determined to be liquid under criteria established by the Trustees.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

During the fiscal year ended April 30, 1999, the Fund did not borrow money, invest in reverse repurchase agreements or sell securities short in excess of 5% of the value of its net assets. The Fund does not intend to borrow money, invest in reverse repurchase agreements, or sell securities short in excess of 5% of the value of its net assets during the coming year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous,

best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of August 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co. Inc., San Francisco, CA owned 3,034,891 shares (12.71%); Community Savings FA,

Riviera Beach, FL owned 1,734,785 shares (7.26%); and Milards & Co., c/o SEI Trust Company, Oaks, PA owned 1,239,580 shares (5.19%).

As of August 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: Planmember Services Corp. a/o City National Bank, Beverly Hills, CA owned 1,128,581 shares (40.94%); and TRUCOJO Trust Company of St. Joseph,

St. Joseph, MO owned 638,107 shares (23.15%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of August 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares and Institutional Service Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


NAME                                                                                                    TOTAL
BIRTH DATE                                                                               AGGREGATE      COMPENSATION
ADDRESS                            PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
POSITION WITH TRUST                FOR PAST FIVE YEARS                                   FROM TRUST     AND FUND COMPLEX
John F. Donahue*+                  Chief Executive Officer                                         $0   $0 for the Trust and
Birth Date: July 28, 1924          and Director or Trustee of                                           54 other investment
Federated Investors Tower          the Federated Fund                                                   companies in the
1001 Liberty Avenue                Complex; Chairman and                                                Fund Complex
Pittsburgh, PA                     Director, Federated
CHAIRMAN AND TRUSTEE               Investors, Inc.; Chairman
                                   and Trustee, Federated Investment Management
                                   Company; Chairman and Director, Federated
                                   Investment Counseling, and Federated Global
                                   Investment Management Corp.; Chairman,
                                   Passport Research, Ltd.

THOMAS G. BIGLEY                   Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the Trust
Birth Date: February 3, 1934       Complex; Director, Member of Executive                               and 54 other investment
15 Old Timber Trail                Committee, Children's Hospital of Pittsburgh;                        Fund Complex
Pittsburgh, PA                     companies in the
TRUSTEE                            Director, Robroy Industries, Inc. (coated steel
                                   conduits/computer storage equipment);
                                   formerly: Senior Partner, Ernst & Young LLP;
                                   Director, MED 3000 Group, Inc. (physician
                                   practice management); Director, Member of
                                   Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.                Director or Trustee of the Federated Fund                 $1414.81   $125,264.48 for the Trust
Birth Date: June 23, 1937          Complex; President, Investment Properties                            and 54 other investment
Wood/Commercial Dept.              Corporation; Senior Vice President,                                  companies in the
John R. Wood Associates,           John R. Wood and Associates, Inc., Realtors;                         Fund Complex
Inc. Realtors                      Partner or Trustee in private real estate ventures
3255 Tamiami Trail North           in Southwest Florida; formerly: President,
Naples, FL                         Naples Property Management, Inc. and
TRUSTEE                            Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS              Director or Trustee of the Federated Fund                  $329.67   $47,958.02 for the Trust
Birth Date: September 3, 1939      Complex; formerly: Partner, Andersen                                 and 39 other investment
175 Woodshire Drive                Worldwide SC.                                                        companies in the
Pittsburgh, PA                                                                                          Fund Complex
TRUSTEE

JOHN F. CUNNINGHAM++               Director or Trustee of some of the Federated                    $0   $0 for the Trust
Birth Date: March 5, 1943          Fund Complex; Chairman, President and Chief                          and 43 other investment
353 El Brillo Way                  Executive Officer, Cunningham & Co., Inc.                            companies in the
Palm Beach, FL                     (strategic business consulting); Trustee                             Fund Complex
TRUSTEE                            Associate, Boston College; Director, EMC
                                   Corporation (computer storage systems);
                                   formerly: Director, Redgate Communications.
                                   Previous Positions: Chairman of the Board and
                                   Chief Executive Officer, Computer Consoles,
                                   Inc.; President and Chief Operating Officer,
                                   Wang Laboratories; Director, First National
                                   Bank of Boston; Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*           Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the Trust
Birth Date: October 11, 1932       Complex; Professor of Medicine, University of                        and 54 other investment
3471 Fifth Avenue                  Pittsburgh; Medical Director, University of                          companies in the
Suite 1111                         Pittsburgh Medical Center - Downtown;                                Fund Complex
Pittsburgh, PA                     Hematologist, Oncologist, and Internist,
TRUSTEE                            University of Pittsburgh Medical Center;

                                   Member, National Board of Trustees, Leukemia
                                   Society of America.


NAME                                                                                                    TOTAL
BIRTH DATE                                                                               AGGREGATE      COMPENSATION
ADDRESS                            PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
POSITION WITH TRUST                FOR PAST FIVE YEARS                                   FROM TRUST     AND FUND COMPLEX
PETER E. MADDEN                    Director or Trustee of the                                $1286.01   $113,860.22 for the Trust
Birth Date: March 16, 1942         Federated Fund Complex;                                              and 54 other investment
One Royal Palm Way                 formerly: Representative,                                            companies in the
100 Royal Palm Way                 Commonwealth of                                                      Fund Complex
Palm Beach, FL                     Massachusetts General
TRUSTEE                            Court; President, State
                                   Street Bank and Trust
                                   Company and State Street
                                   Corporation.
                                   Previous Positions:
                                   Director, VISA USA and VISA
                                   International; Chairman
                                   and Director,
                                   Massachusetts Bankers
                                   Association; Director,
                                   Depository Trust
                                   Corporation; Director, The
                                   Boston Stock Exchange.

JOHN E. MURRAY, JR., J.D., S.J.D.  Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the Trust
Birth Date: December 20, 1932      Complex; President, Law Professor, Duquesne                          and 54 other investment
President, Duquesne University     University; Consulting Partner, Mollica &                            companies in the
Pittsburgh, PA                     Murray; Director, Michael Baker                                      Fund Complex
TRUSTEE                            Corp. (engineering, construction, operations,

                                   and
                                   technical services).

                                   Previous Positions: Dean and Professor of Law,
                                   University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University

                                   School of Law.

MARJORIE P. SMUTS                  Director or Trustee of the Federated Fund                 $1286.01   $113,860.22 for the Trust
Birth Date: June 21, 1935          Complex; Public Relations/Marketing/                                 and 54 other investment
4905 Bayard Street                 Conference Planning.                                                 companies in the
Pittsburgh, PA                     Previous Positions: National Spokesperson,                           Fund Complex
TRUSTEE                            Aluminum Company of America; television
                                   producer, business owner.

GLEN R. JOHNSON                    Trustee, Federated Investors, Inc.; staff member,               $0   $0 for the Trust
Birth Date: May 2, 1929            Federated Securities Corp.                                           and 8 other investment
Federated Investors Tower                                                                               companies in the
1001 Liberty Avenue                                                                                     Fund Complex
Pittsburgh, PA

PRESIDENT

J. CHRISTOPHER DONAHUE+            President or Executive Vice President of the                    $0   $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of                       and 22 other investment
Federated Investors Tower          some of the Funds in the Federated Fund                              companies in the
1001 Liberty Avenue                Complex; President and Director, Federated                           Fund Complex
Pittsburgh, PA                     Investors, Inc.; President and Trustee, Federated
EXECUTIVE VICE-PRESIDENT           Investment Management Company; President
                                   and Director, Federated Investment Counseling
                                   and Federated Global Investment Management
                                   Corp.; President, Passport Research, Ltd.;
                                   Trustee, Federated Shareholder Services
                                   Company; Director, Federated Services

                                   Company.

EDWARD C. GONZALES                 Trustee or Director of some of the Funds in the                 $0   $0 for the Trust
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive                         and 1 other investment
Federated Investors Tower          Vice President and Treasurer of some of the                          company in the
1001 Liberty Avenue                Funds in the Federated Fund Complex; Vice                            Fund Complex
Pittsburgh, PA                     Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE-PRESIDENT           President, Federated Investment Management
                                   Company and Federated Investment
                                   Counseling, Federated Global Investment
                                   Management Corp. and Passport Research,
                                   Ltd.; Executive Vice President and Director,
                                   Federated Securities Corp.; Trustee, Federated
                                   Shareholder Services Company.

JOHN W. MCGONIGLE                  Executive Vice President and Secretary of the                   $0   $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice                               and 54 other investment
Federated Investors Tower          President, Secretary, and Director, Federated                        companies in the
1001 Liberty Avenue                Investors, Inc.; Trustee, Federated Investment                       Fund Complex
Pittsburgh, PA                     Management Company; Director, Federated
EXECUTIVE VICE-PRESIDENT           Investment Counseling and Federated Global
AND SECRETARY                      Investment Management Corp.; Director,
                                   Federated Services Company; Director,
                                   Federated Securities Corp.

RICHARD J. THOMAS                  Treasurer of the Federated Fund Complex; Vice                   $0   $0 for the Trust
Birth Date: June 17, 1954          President-Funds Financial Services Division,                         and 54 other investment
Federated Investors Tower          Federated Investors, Inc.; formerly: various                         companies in the
1001 Liberty Avenue                management positions within Funds Financial                          Fund Complex
Pittsburgh, PA                     Services Division of Federated Investors, Inc.

TREASURER


NAME                                                                                                    TOTAL
BIRTH DATE                                                                               AGGREGATE      COMPENSATION
ADDRESS                            PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
POSITION WITH TRUST                FOR PAST FIVE YEARS                                   FROM TRUST     AND FUND COMPLEX

RICHARD B. FISHER                  President or Vice                                               $0   $0 for the Trust
Birth Date: May 17, 1923           President of some of the                                             and 6 other investment
Federated Investors Tower          Funds in the Federated Fund                                          companies in the
1001 Liberty Avenue                Complex; Director or                                                 Fund Complex
Pittsburgh, PA                     Trustee of some of the
VICE-PRESIDENT                     Funds in the Federated Fund
                                   Complex; Executive Vice
                                   President, Federated
                                   Investors, Inc.; Chairman
                                   and Director, Federated
                                   Securities Corp.

WILLIAM D. DAWSON, III             Chief Investment Officer of this Fund and                       $0   $0 for the Trust
Birth Date: March 3, 1949          various other Funds in the Federated Fund                            and 41 other investment
Federated Investors Tower          Complex; Executive Vice President, Federated                         companies in the
1001 Liberty Avenue                Investment Counseling, Federated Global                              Fund Complex
Pittsburgh, PA                     Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER           Investment Management Company and
                                   Passport Research, Ltd.; Registered
                                   Representative, Federated Securities Corp.;
                                   Portfolio Manager, Federated Administrative
                                   Services; Vice President, Federated
                                   Investors, Inc.; formerly: Executive Vice
                                   President and Senior Vice President,
                                   Federated Investment Counseling Institutional
                                   Portfolio Management Services Division;
                                   Senior Vice President, Federated Investment
                                   Management Company and Passport Research,
                                   Ltd.

JOSEPH M. BALESTRINO               Joseph M. Balestrino has been the Fund's                        $0   $0 for the [Fund/
Birth Date: November 3, 1954       portfolio manager since January 1994. He is                          Corporation/ Trust] and
Federated Investors Tower          Vice President of the Trust. Mr. Balestrino joined                   3 other investment
1001 Liberty Avenue                Federated in 1986 and has been a Senior                              companies in the
Pittsburgh, PA                     Portfolio Manager and Senior Vice President of                       Fund Complex
VICE PRESIDENT                     the Fund's Adviser since 1998. He was a
                                   Portfolio Manager and a Vice President of the
                                   Fund's Adviser from 1995 to 1998.
                                   Mr. Balestrino served as a Portfolio Manager
                                   and an Assistant Vice President of the Adviser
                                   from 1993 to 1995. Mr. Balestrino is a Chartered
                                   Financial Analyst and received his Master's
                                   Degree in Urban and Regional Planning from
                                   the University of Pittsburgh.

RANDALL S. BAUER                   Randall S. Bauer has been the Fund's portfolio                  $0   $0 for the Trust
Birth Date: November 16, 1957      manager since October 1995. He is Vice                               and 1 other investment
Federated Investors Tower          President of the Trust. Mr. Bauer joined                             company in the
1001 Liberty Avenue                Federated in 1989 and has been a Portfolio                           Fund Complex
Pittsburgh, PA                     Manager and a Vice President of the Fund's
VICE PRESIDENT                     Adviser since 1994. Mr. Bauer is a Chartered
                                   Financial Analyst and received his M.B.A. in
                                   Finance from Pennsylvania State University.




+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice-President of the Trust.

++ Mr. Cunningham became a member of the Board of Trustees on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED APRIL 30        1999       1998       1997
Advisory Fee Earned            $845,655   $871,326   $957,140
Advisory Fee Reduction           58,212     73,876     72,703
Brokerage Commissions                 0          0          0
Administrative Fee              159,406    164,374    180,791
12B-1 FEE

Institutional Service Shares      1,838          -         -
SHAREHOLDER SERVICES FEE

Institutional Shares                  0          -         -
Institutional Service Shares     44,118          -         -

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.



Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year, ten-year and Start of Performance periods ended April 30, 1999.

Yield given for the 30-Day period ended April 30, 1999.


                                30-DAY

SHARE CLASS                     PERIOD   1 YEAR   5 YEARS   10 YEARS

INSTITUTIONAL SHARES:

Total Return                    NA       5.25%    5.94%     6.22%
Yield                           6.12%    NA       NA        NA


                                                            START OF

                                30-DAY                      PERFORMANCE ON

SHARE CLASS                     PERIOD   1 YEAR   5 YEARS   JANUARY 24, 1992
INSTITUTIONAL SERVICE SHARES:

Total Return                    NA       4.99%    5.67%     5.35%
Yield                           5.72%    NA       NA        NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "short-term investment grade debt funds" category in advertising and sales literature.

* MERRILL LYNCH TOTAL RETURN INVESTMENT GRADE CORPORATE INDEX (Short- Term 1-2.99 Years) is comprised of over 400 issues of investment grade corporate debt securities with remaining maturities from 1 to 2.99 years.

* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983,

Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information



The Financial Statements for the Fund for the fiscal year ended April 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Short-Term Income Fund dated April 30, 1999.



Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED SHORT-TERM INCOME FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT AUDITORS



Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 23.         EXHIBITS:

                 (a)  (i)           Conformed copy of Amended and Restated
                                    Declaration of Trust of the Registrant; +
                      (ii)          Conformed copy of Amendment No. 2 to the
                                    Declaration of Trust of the Registrant; (6)
                      (iii)         Conformed copy of Amendment No. 3 to the
                                    Declaration of Trust of the Registrant; (9)
                      (iv)          Conformed copy of Amendment No. 4 to the
                                    Declaration of Trust of the Registrant; +
                      (v)           Conformed copy of Amendment No. 5 to the
                                    Declaration of Trust of the Registrant; (11)
                      (vi)          Conformed copy of Amendment No. 6 to the
                                    Declaration of Trust of the Registrant; (11)
                      (vii)         Conformed copy of Amendment No. 7 to the
                                    Declaration of Trust of the Registrant;(11)
                 (b)  (i)           Copy of Amended and Restated By-Laws of the
                                    Registrant; (6)
                      (ii)          Copy of Amendment No. 4 to the By-Laws of
                                    the Registrant; (11)
                      (iii)         Copy of Amendment No. 5 to the By-Laws of
                                    the Registrant; (11)
                      (iv)          Copy of Amendment No. 6 to the By-Laws of
                                    the Registrant; (11)
                      (v)           Copy of Amendment No. 7 to the By-Laws of
                                    the Registrant; (11)
                 (c)                Copy of Specimen Certificate for Shares of
                                    Beneficial Interest of the Registrant; (8)
                 (d)  (i)           Conformed copy of Investment Advisory
                                    Contract of the Registrant; +
                      (ii)          Conformed copy of Exhibit B to the
                                    Investment Advisory Contract of the
                                    Registrant; +
                 (e)  (i)           Conformed copy of Distributor's Contract of
                                    the Registrant; +
                      (ii)          Conformed copy of Exhibit A to the
                                    Distributor's Contract of the Registrant; +
                      (iii)         Conformed copy of Exhibit B to the
                                    Distributor's Contract of the Registrant; +


+       All exhibits are being filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 24, 1994. (File Nos. 33-3164 and 811-4577).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).

(iv) Conformed copy of Exhibit C to  Distributor's  Contract of the  Registrant;
     (8)

(v)  Conformed copy of Exhibit D to  Distributor's  Contract of the  Registrant;
     (8)

(vi) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

                 (f)                Not applicable;

                 (g)  (i)           Conformed copy of Custodian Agreement of
                                    the Registrant; (10)
                      (ii)          Conformed copy of Custodian Fee
                                    Schedule; (11)
                 (h)  (i)           Conformed copy of Amended and Restated
                                    Agreement for Fund Accounting Services,
                                    Administrative Services, Shareholder
                                    Transfer Agency Services and Custody
                                    Services Procurement; (11)
                      (ii)          Conformed copy of Amended and Restated
                                    Shareholder Services Agreement; (11)
                      (iii)         The responses and exhibits described in
                                    Item 23(e)(v) are hereby incorporated by reference;

(iv)    The Registrant hereby incorporates by
        reference the conformed copy of the
        Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).

                 (i)                Not applicable;
                 (j) Conformed copy of Consent of Independent Public Accountants; +
                 (k)                Not applicable;
                 (l)                Not applicable;


+       All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).

                 (m)  (i)           Conformed copy of Distribution Plan of the
                                    Registrant; (5)
                      (ii)          Conformed copy of Exhibit B to Distribution
                                    Plan of the Registrant; (7)
                      (iii)         The responses described in Item 23(e)(v) are
                                    hereby incorporated by reference;

                 (n) The Registrant hereby incorporates the conformed copy of specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
                                    (File Nos. 33-52149 and 811-07141).

                 (o)  (i)           Conformed copy of Power of Attorney of the
                                    Registrant; (12)
                      (ii)          Conformed copy of Power of Attorney of Chief
                                    Investment Officer of the Registrant; (12)
                      (iii)         Conformed copy of Power of Attorney of
                                    Trustee of the Registrant; (12)

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

               None

Item 25.       INDEMNIFICATION:   (4)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

               For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part
               A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 9, 1991. (File Nos. 33-3164 and 811-4577).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File Nos. 33-3164 and 811-4577).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 25, 1999. (File Nos. 33-3164 and 811-4577).

               The remaining Officers of the investment adviser are:

               Executive Vice Presidents:             William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

               Senior Vice Presidents:                Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Michael P. Donnelly
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

               Vice Presidents:                       Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

               Assistant Vice Presidents:             Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

               Secretary:                             G. Andrew Bonnewell

               Treasurer:                             Thomas R. Donahue

               Assistant Secretaries:                 Thomas R. Donahue
                                                      Richard B. Fisher

               Assistant Treasurer:                   Richard B. Fisher

               The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.       PRINCIPAL UNDERWRITERS:

     (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer, Asst. Secretary
Pittsburgh, PA 15222-3779           and Asst. Treasurer,
                                    Federated Securities Corp.

Arthur L. Cherry                    Director                                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales               --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary               --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                 --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                  Executive Vice President              Executive
Federated Investors Tower           Federated Securities Corp.            Vice President
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard W. Boyd                     Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Teresa M. Antoszyk                  Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

G. Michael Cullen                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Raymond Hanley                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Alec H. Neilly                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John A. Staley                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Terri E. Bush                       Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                  --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                  --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                        --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

        (c)  Not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                           Federated Investors Tower
                                                     1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for service at the above address)

                                                     Federated Investors Funds
                                                     5800 Corporate Drive
                                                     Pittsburgh, PA 15237-7000

Federated Shareholder Services Company               P.O. Box 8600
("Transfer Agent and Dividend                        Boston, MA 02266-8600

Disbursing Agent)

Federated Services Company                           Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue

                                                     Pittsburgh, PA  15222-3779

Federated Investment Management Company              Federated Investors Tower
("Adviser")                                          1001 Liberty Avenue

                                                     Pittsburgh, PA  15222-3779

State Street Bank and Trust Company                  P.O. Box 8600
("Custodian")                                        Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30........UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of August, 1999.

                        FEDERATED INCOME SECURITIES TRUST

                      BY: /s/ C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      August 26, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                     DATE

By:  /s/ C. Grant Anderson
     C. Grant Anderson                   Attorney In Fact       August 26, 1999
     ASSISTANT SECRETARY                 For the Persons
                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

Glen R. Johnson*                            President

Richard J. Thomas*                          Treasurer
                                            (Principal Financial and
                                            Accounting Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

Nicholas P. Constantakis*                   Trustee

John F. Cunningham*                         Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr., J.D., S.J.D.*          Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney